CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues [Abstract]
Total revenue	$ 781,000	$ 571,000	$ 1,553,000	$ 3,442,000	$ 3,856,000	$ 3,841,000
Costs and expenses:
Cost of revenue (exclusive of depreciation and amortization)	476,000	217,000	1,039,000	1,490,000	3,656,000	3,035,000
Research and development	5,799,000	3,912,000	15,765,000	14,168,000	18,115,000	24,302,000
Selling, general and administrative	5,546,000	3,698,000	14,538,000	11,108,000	17,303,000	15,665,000
Depreciation and amortization	251,000	651,000	688,000	1,706,000	2,040,000	2,751,000
Loss on purchase commitments	0	116,000	0	349,000	1,165,000	5,043,000
Transaction costs	77,000	6,000	163,000	24,000	105,000	3,261,000
Total costs and expenses	12,149,000	8,600,000	32,193,000	28,845,000	42,384,000	54,057,000
Loss from operations	(11,368,000)	(8,029,000)	(30,640,000)	(25,403,000)	(38,528,000)	(50,216,000)
Other income (expense), net:
Pay-to-Play financing charge	0	0	0	(30,637,000)	(35,832,000)	(55,853,000)
Debt financing charge on convertible notes	0	(2,640,000)	(464,000)	(2,640,000)	(3,145,000)	0
Interest expense from the amortization of discount on convertible notes					0	(1,183,000)
Provision for income taxes	(55,000)	12,000	(348,000)	85,000	598,000	(534,000)
Other income (expense), net	1,273,000	(2,000)	1,677,000	12,000	(255,000)	93,000
Gain on Paycheck Protection Program loan forgiveness					0	1,073,000
Gain (loss) on foreign exchange transactions	31,000	(23,000)	(62,000)	10,000	50,000	(145,000)
Loss on extinguishment of convertible notes					0	(52,000)
Change in fair value of convertible notes	(15,398,000)	(1,639,000)	(25,921,000)	(3,546,000)	(9,532,000)	(500,000)
Change in fair value of warrant liabilities	(90,000)	327,000	1,255,000	(745,000)	(945,000)	2,687,000
Total other expense	(14,184,000)	(3,977,000)	(23,515,000)	(37,546,000)	(49,659,000)	(53,880,000)
Total loss before income taxes	(25,552,000)	(12,006,000)	(54,155,000)	(62,949,000)	(88,187,000)	(104,096,000)
Provision for (benefit from) income taxes	55,000	(12,000)	348,000	(85,000)	(598,000)	534,000
Net loss	$ (25,607,000)	$ (11,994,000)	$ (54,503,000)	$ (62,864,000)	(87,589,000)	(104,630,000)
Deemed dividend on preferred stock, change in redemption value and effect of exchange of preferred stock					0	(1,825,000)
Net loss allocable to common stockholders					$ (87,589,000)	$ (106,455,000)
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ (1.47)	$ (3.38)	$ (3.12)	$ (17.7)	$ (20.79)	$ (73.67)
Net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (1.47)	$ (3.38)	$ (3.12)	$ (17.7)	$ (20.79)	$ (73.67)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	17,478,371	3,551,881	17,466,606	3,551,881	4,213,244	1,445,089
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	17,478,371	3,551,881	17,466,606	3,551,881	4,213,244	1,445,089
Hardware revenue
Revenues [Abstract]
Total revenue	$ 23,000	$ 16,000	$ 28,000	$ 16,000	$ 16,000	$ 865,000
Related Party [Member] | Engineering services revenue
Revenues [Abstract]
Total revenue	758,000	555,000	1,525,000	3,426,000	3,840,000	2,722,000
Related Party [Member] | Other services revenue
Revenues [Abstract]
Total revenue					0	254,000
Class A common stock subject to redemption
Other income (expense), net:
Net loss allocable to common stockholders	$ (251,051)	$ 1,278	$ (426,121)	$ 883,994
Basic net (loss) income per common stock (in dollars per share)	$ (0.06)	$ 0	$ (0.1)	$ 0.07
Diluted net (loss) income per common stock (in dollars per share)	$ (0.06)	$ 0	$ (0.1)	$ 0.07
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	4,345,663	6,630,703	4,345,663	12,059,248
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	4,345,663	6,630,703	4,345,663	12,059,248
Non-redeemable Class A common stock
Other income (expense), net:
Net loss allocable to common stockholders		$ 256		$ 97,458
Basic net (loss) income per common stock (in dollars per share)		$ 0		$ 0.07
Diluted net (loss) income per common stock (in dollars per share)		$ 0		$ 0.07
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic (in shares)		1,329,500		1,329,500
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)		1,329,500		1,329,500
BURTECH ACQUISITION CORP.
Costs and expenses:
Total costs and expenses	$ 1,252,114	$ 677,703	$ 2,370,006	$ 1,885,697	3,040,539	1,320,997
Franchise Tax Expense	50,000	50,000	156,259	294,271	344,271	202,932
Loss from operations	(1,302,114)	(727,703)	(2,526,265)	(2,179,968)	(3,384,810)	(1,523,929)
Other income (expense), net:
Interest income earned on Trust	638,323	910,391	1,892,313	4,809,802	5,751,596	3,989,294
Provision for income taxes	(122,233)	(179,326)	(406,071)	(952,909)	(1,027,644)	(791,758)
Change in fair value of derivative liability - Backstop Subscription Agreement	(89,929)		(446,776)
Total other expense	548,394	910,391	1,445,537	4,809,802	5,751,596	3,989,294
Total loss before income taxes	(753,720)	182,688	(1,080,728)	2,629,834	2,366,786	2,465,365
Provision for (benefit from) income taxes	122,233	179,326	406,071	952,909	1,027,644	791,758
Net loss	$ (875,953)	$ 3,362	$ (1,486,799)	$ 1,676,925	$ 1,339,142	$ 1,673,607
BURTECH ACQUISITION CORP. | Class A common stock subject to redemption
Other income (expense), net:
Basic net (loss) income per common stock (in dollars per share)	$ (0.06)	$ 0	$ (0.1)	$ 0.07	$ 0.06	$ 0.04
Diluted net (loss) income per common stock (in dollars per share)	$ (0.06)	$ 0	$ (0.1)	$ 0.07	$ 0.06	$ 0.04
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	4,345,663	6,630,703	4,345,663	12,059,248	10,578,271	28,750,000
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	4,345,663	6,630,703	4,345,663	12,059,248	10,578,271	28,750,000
BURTECH ACQUISITION CORP. | Non-redeemable Class A common stock
Other income (expense), net:
Basic net (loss) income per common stock (in dollars per share)					$ 0.06	$ 0.04
Diluted net (loss) income per common stock (in dollars per share)					$ 0.06	$ 0.04
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic (in shares)					1,803,670	1,329,500
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)					1,803,670	1,329,500
BURTECH ACQUISITION CORP. | Non-redeemable Class A and Class B
Other income (expense), net:
Basic net (loss) income per common stock (in dollars per share)	$ (0.06)	$ 0	$ (0.1)	$ 0.07
Diluted net (loss) income per common stock (in dollars per share)	$ (0.06)	$ 0	$ (0.1)	$ 0.07
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	10,817,000	1,329,500	10,817,000	1,329,500
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	10,817,000	1,329,500	10,817,000	1,329,500
BURTECH ACQUISITION CORP. | Class B Common Stock
Other income (expense), net:
Basic net (loss) income per common stock (in dollars per share)		$ 0		$ 0.07	$ 0.06	$ 0.04
Diluted net (loss) income per common stock (in dollars per share)		$ 0		$ 0.07	$ 0.06	$ 0.04
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic (in shares)		9,487,500		9,487,500	9,071,610	9,487,500
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)		9,487,500		9,487,500	9,071,610	9,487,500